14. Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative
Capitalized borrowing costs	R$ 16	R$ 14
Borrowing costs eligible for capitalization rate	101.66%	104.53%
Cost of goods and services sold	R$ 54	R$ 55